Selected Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2012
Selected Financial Statement Information
Schedule of property and equipment

(in thousands)	2012	2011

Medical Equipment	$547,497	$491,629
Less: Accumulated depreciation	(310,592)	(255,742)
Medical equipment, net	236,905	235,887

Leasehold improvements	12,072	11,181
Office equipment and vehicles	56,367	47,221
	68,439	58,402
Less: Accumulated depreciation and amortization	(38,345)	(29,942)
Property and office equipment, net	30,094	28,460

Total property and equipment, net	$266,999	$264,347

Property and equipment financed under capital leases, net	$14,698	$18,134

Schedule of goodwill by reporting segment

	Medical	Technical and	Sales	Corporate
	Equipment	Professional	and	and
(in thousands)	Outsourcing	Services	Remarketing	Unallocated	Total

Balance at January 1, 2011	$205,953	$55,655	$18,603	$—	$280,211
Acquisitions of the former Emergent Group Inc.	39,686	—	—	—	39,686
Other acquisitions	6,014	—	—	—	6,014
Balance at December 31, 2011	251,653	55,655	18,603	—	325,911
Acquisitions	9,666	—	—	—	9,666
Balance at December 31, 2012	$261,319	$55,655	$18,603	$—	$335,577

Schedule of other intangible assets

	2012			2011
		Accumulated			Accumulated
(in thousands)	Cost	Amortization	Net	Cost	Amortization	Net

Finite-life intangibles
Customer relationship	$115,731	$(60,368)	$55,363	$108,269	$(49,032)	$59,237
Supply agreement	26,000	(13,655)	12,345	26,000	(10,750)	15,250
Technology databases	7,217	(7,127)	90	7,217	(6,471)	746
Non-compete agreements	780	(203)	577	230	(52)	178
Favorable lease agreements	134	(118)	16	134	(105)	29
Trade names	—	—	—	4,264	(4,264)	—
Total finite-life intangibles	149,862	(81,471)	68,391	146,114	(70,674)	75,440
Indefinite-life intangibles
Trade names	166,000	—	166,000	166,000	—	166,000
Total intangible assets	$315,862	$(81,471)	$234,391	$312,114	$(70,674)	$241,440

Schedule of future estimated amortization expense related to intangible assets
(in thousands)

2013	$13,754
2014	12,835
2015	11,930
2016	10,805
2017	7,514